Refundable Deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Jan. 31, 2025	Oct. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Refundable Deposits [Line Items]
Security deposits	$ 21,956	$ 16,245			$ 277
Amount deposited	$ 1,576				$ 4,022	$ 47,147
Annual interest rate	1.00%
Fair value of deposit	$ 7,542
Panther Creek Refundable Deposit [Member]
Refundable Deposits [Line Items]
Amount deposited				$ 7,800
Fair value of deposit	7,125
Scrubgrass Hosting Agreement [Member]
Refundable Deposits [Line Items]
Amount deposited			$ 7,800
Fair value of deposit	7,542
Paso Pe Data Center [Member]
Refundable Deposits [Line Items]
Security deposits	5,931
Yguazu Data Center [Member]
Refundable Deposits [Line Items]
Security deposits	$ 3,379